Property and equipment, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	$ 4,881,016	$ 4,649,929	$ 4,599,346
Accumulated depreciation and amortisation [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	1,314,381	1,036,368	948,553
Gross carrying amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	6,195,397	5,686,297	$ 5,547,899
Land and buildings [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	117,561	101,704
Land and buildings [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	128,791	(6,150)
Land and buildings [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net carrying amount	$ (11,230)	$ 107,854